Commitments and Contingencies, detail (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 item
Commitments And Contingencies Disclosure
Number Of Moas	4
Number Of Shipbuilding Contracts	8
Number Of Newbuild Vessels	12
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	$ 162,303
2016	130,649
2017	20,924
Total	313,876
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	156,874
2016	127,385
2017	20,311
Total	304,570
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	5,429
2016	3,264
2017	613
Total	$ 9,306